SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
Summary of initial application of IFRS 9 as it relates to measurement categories of financial assets and liabilities

			Balance as of	Balance as of
			December 31,	January 1, 2018
			2017 according to	according to
	Original classification according to IAS 39	New classification according to IFRS 9	IAS 39	IFRS 9
Cash and cash equivalents	Loans and receivables	Financial assets at fair value through profit or loss	2,555,338	2,555,338
Short-term investments	Assets at fair value with gains and losses recognized in income	Financial assets at fair value through profit or loss	821,518	821,518
Trade accounts receivable - net	Loans and receivables	Financial assets at amortized cost	2,798,420	2,750,357
Related parties	Loans and receivables	Financial assets at amortized cost	51,839	51,839
Other current assets	Loans and receivables	Financial assets at amortized cost	469,737	469,737
Other non-current assets	Loans and receivables	Financial assets at amortized cost	462,735	462,735
Other non-current assets	Assets at fair value with gains and losses recognized in income	Financial assets at fair value through profit or loss	80,238	80,238
Total of financial assets			7,239,825	7,191,762

Trade accounts payable	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	3,179,954	3,179,954
Short-term debt	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	16,461,656	16,461,656
Debentures	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	47,928	47,928
Unrealized losses on financial instruments	Liabilities at market value with gains and losses recognized in income	Financial liabilities at fair value through profit or loss	1,267	1,267
Obligations with FIDC	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	1,135,077	1,135,077
Other current liabilities	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	625,410	625,410
Other non-current liabilities	Other financial liabilities at amortized cost	Financial liabilities at amortized cost	653,670	653,670
Total of financial liabilities			22,104,962	22,104,962